Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 19.4%
Banks - 7.9%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (A), 04/18/2022 (B) (C)	$ 779,000	$ 671,719
Banco Santander Chile
3.18%, 10/26/2031 (C) (D)	945,000	902,900
Bank of America Corp.
4.18%, 11/25/2027	476,000	485,971
CPI-YoY + 1.10%, 8.14% (A), 11/19/2024	5,000,000	5,226,450
Barclays Bank PLC
CPI-YoY + 1.00%, 8.04% (A), 05/22/2023	2,600,000	2,586,847
BBVA Bancomer SA
Fixed until 01/18/2028, 5.13% (A), 01/18/2033 (D)	334,000	317,517
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (A), 11/03/2032	490,000	439,673
CPI-YoY + 0.00%, 9.71% (A), 03/27/2025	1,000,000	1,046,460
Corestates Capital II
3-Month LIBOR + 0.65%, 0.89% (A), 01/15/2027 (D)	244,000	235,627
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (D)	309,000	264,588
Natwest Group PLC
Fixed until 08/28/2030, 3.03% (A), 11/28/2035	499,000	442,764
Standard Chartered PLC
Fixed until 07/26/2025 (B), 6.00% (A) (D)	222,000	228,938
UniCredit SpA
Fixed until 06/30/2030, 5.46% (A), 06/30/2035	660,000	630,735

		13,480,189

Capital Markets - 1.5%
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (A), 05/28/2032	1,000,000	898,773
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (A), 07/21/2032	800,000	708,668
Fixed until 11/10/2022 (B), 5.00% (A) (C)	759,000	724,845
Morgan Stanley
Fixed until 09/16/2031, 2.48% (A), 09/16/2036	167,000	143,076

		2,475,362

Chemicals - 0.3%
Westlake Corp.
3.38%, 08/15/2061	696,000	565,765

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.4%
Triton Container International Ltd.
3.15%, 06/15/2031 (D)	$ 804,000	$ 735,190

Consumer Finance - 0.2%
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	420,000	379,575

Food Products - 0.4%
Smithfield Foods, Inc.
5.20%, 04/01/2029 (D)	670,000	702,422

Hotels, Restaurants & Leisure - 0.5%
Magallanes, Inc.
5.14%, 03/15/2052 (D)	788,000	806,396

Insurance - 0.9%
Enstar Group Ltd.
3.10%, 09/01/2031	588,000	525,978
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 2.63% (A), 02/12/2067 (C) (D)	1,051,000	928,038

		1,454,016

Metals & Mining - 3.9%
Anglo American Capital PLC
3.88%, 03/16/2029 (D)	1,850,000	1,849,061
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030	384,000	359,232
Glencore Funding LLC
2.63%, 09/23/2031 (C) (D)	1,393,000	1,246,237
2.85%, 04/27/2031 (D)	1,197,000	1,092,355
Newcrest Finance Pty Ltd.
5.75%, 11/15/2041 (D)	515,000	589,694
Teck Resources Ltd.
6.25%, 07/15/2041	1,076,000	1,286,655
Vale Overseas Ltd.
3.75%, 07/08/2030	139,000	133,863

		6,557,097

Multiline Retail - 0.1%
Nordstrom, Inc.
4.25%, 08/01/2031 (C)	193,000	175,630

Oil, Gas & Consumable Fuels - 2.7%
Apache Corp.
4.25%, 01/15/2030 (C)	400,000	406,000
Cenovus Energy, Inc.
4.25%, 04/15/2027	474,000	489,796
Diamondback Energy, Inc.
4.40%, 03/24/2051 (C)	645,000	653,975
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077 (C)	874,000	863,296
Energy Transfer LP
4.95%, 05/15/2028	260,000	269,716
Fixed until 02/15/2023 (B), 6.25% (A) (C)	755,000	646,469
EnLink Midstream Partners LP
Fixed until 12/15/2022 (B), 6.00% (A)	142,000	104,147

Transamerica Series Trust	Page 1

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC
3.70%, 01/31/2051	$ 438,000	$ 400,546
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	278,000	261,373
Williams Cos., Inc.
3.50%, 10/15/2051	511,000	447,015

		4,542,333

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
2.60%, 02/15/2033 (D)	1,210,000	1,052,941

Total Corporate Debt Securities (Cost $34,227,748)		32,926,916

FOREIGN GOVERNMENT OBLIGATIONS - 23.2%
Australia - 3.9%
Australia Government Bond
0.75%, 11/21/2027 (E)	AUD 2,800,000	2,377,532
2.50%, 09/20/2030 (E)	3,775,000	4,252,674

		6,630,206

Canada - 3.0%
Canadian Government Real Return Bond
4.00%, 12/01/2031	CAD 953,736	1,046,197
4.25%, 12/01/2026	4,052,153	3,966,128

		5,012,325

Japan - 0.9%
Japan Government CPI Linked Bond
0.10%, 03/10/2026	JPY 183,938,400	1,580,565

Mexico - 0.6%
Mexico Government International Bond
4.28%, 08/14/2041	$ 1,047,000	978,055

New Zealand - 5.6%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (E)	NZD 11,200,000	9,564,380

Spain - 5.1%
Spain Government Inflation-Linked Bond
0.70%, 11/30/2033 (E)	EUR 2,702,500	3,565,983
1.00%, 11/30/2030 (E)	3,847,305	5,156,326

		8,722,309

United Kingdom - 4.1%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2024 - 03/22/2044 (E)	GBP 4,292,000	7,018,863

Total Foreign Government Obligations (Cost $37,527,043)		39,506,703

MORTGAGE-BACKED SECURITY - 0.1%
Benchmark Mortgage Trust
Series 2018-B1, Class A2,
3.57%, 01/15/2051	$ 205,884	206,466

Total Mortgage-Backed Security (Cost $215,535)		206,466

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 53.8%
U.S. Treasury Inflation-Protected Securities - 53.8%
U.S. Treasury Inflation-Protected Indexed Bonds
0.03%, 04/15/2028	$ 1,042,680	$ 1,323,369
0.13% (F), 07/15/2022	3,422,300	3,515,611
0.13%, 01/15/2023 - 02/15/2052	22,319,110	23,370,964
0.13%, 02/15/2051 (C)	2,968,873	3,090,256
0.25%, 01/15/2025 - 07/15/2029	4,839,157	5,147,218
0.38%, 07/15/2023 - 01/15/2027	11,182,723	11,835,146
0.50%, 01/15/2028	4,808,648	5,155,772
0.63%, 01/15/2024 - 02/15/2043	9,843,148	10,585,498
0.75%, 07/15/2028 - 02/15/2045	9,193,954	10,386,479
1.00%, 02/15/2046	1,660,736	2,045,603
1.38%, 02/15/2044	1,567,813	2,034,033
2.00%, 01/15/2026	2,832,280	3,179,013
2.38%, 01/15/2025 - 01/15/2027	7,922,182	8,954,800
2.50%, 01/15/2029	654,570	799,125

Total U.S. Government Obligations (Cost $85,417,517)		91,422,887

	Shares	Value
PREFERRED STOCK - 0.2%
Banks - 0.2%
US Bancorp,
Series A, 3-Month LIBOR + 1.02%, 3.50% (A) (C)	500	395,000

Total Preferred Stock (Cost $416,875)		395,000

SHORT-TERM INVESTMENT COMPANY - 2.2%
Money Market Fund - 2.2%
State Street Institutional U.S. Government Money Market Fund, 0.25% (F)	3,827,505	3,827,505

Total Short-Term Investment Company (Cost $3,827,505)		3,827,505

OTHER INVESTMENT COMPANY - 3.6%
Securities Lending Collateral - 3.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (F)	6,042,825	6,042,825

Total Other Investment Company (Cost $6,042,825)		6,042,825

Total Investments (Cost $167,675,048)		174,328,302
Net Other Assets (Liabilities) - (2.5)%		(4,278,330)

Net Assets - 100.0%		$ 170,049,972

Transamerica Series Trust	Page 2

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	05/12/2022	USD	5,717,882	AUD	8,000,000	$—	$(272,195)
JPMS	05/12/2022	USD	4,124,604	CAD	5,250,000	—	(74,259)
JPMS	05/12/2022	USD	8,535,870	EUR	7,500,000	227,139	—
JPMS	05/12/2022	USD	7,113,299	GBP	5,300,000	152,584	—
JPMS	05/12/2022	USD	1,642,507	JPY	188,921,000	89,193	—
JPMS	05/12/2022	USD	1,160,038	MXN	24,000,000	—	(37,439)
JPMS	05/12/2022	USD	8,373,824	NZD	12,650,000	—	(387,096)
JPMS	05/12/2022	MXN	24,000,000	USD	1,173,416	24,061	—

Total						$492,977	$(770,989)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$32,926,916	$—	$32,926,916
Foreign Government Obligations	—	39,506,703	—	39,506,703
Mortgage-Backed Security	—	206,466	—	206,466
U.S. Government Obligations	—	91,422,887	—	91,422,887
Preferred Stock	395,000	—	—	395,000
Short-Term Investment Company	3,827,505	—	—	3,827,505
Other Investment Company	6,042,825	—	—	6,042,825

Total Investments	$10,265,330	$164,062,972	$—	$174,328,302

Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$492,977	$—	$492,977

Total Other Financial Instruments	$—	$492,977	$—	$492,977

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(770,989)	$—	$(770,989)

Total Other Financial Instruments	$—	$(770,989)	$—	$(770,989)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,489,672, collateralized by cash collateral of $6,042,825 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,604,680. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the total value of 144A securities is $11,582,639, representing 6.8% of the Portfolio’s net assets.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2022, the total value of Regulation S securities is $31,935,758, representing 18.8% of the Portfolio’s net assets.
(F)	Rates disclosed reflect the yields at March 31, 2022.
(G)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Series Trust	Page 3

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI-YoY	Consumer Price Index-Year over Year
LIBOR	London Interbank Offered Rate

Transamerica Series Trust	Page 4

Transamerica PineBridge Inflation Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 5

Transamerica PineBridge Inflation Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 6